Fair Value Measurements - Mortgage Servicing Rights - Level 3 (Details) - Recurring - Significant Unobservable Inputs (Level 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Mortgage servicing rights
Fair value of assets
Balance at beginning of period	$ 2,445	$ 2,482
Included in earnings	(186)	(903)
Included in other comprehensive income	0	0
Purchases	0	0
Sales	0	0
Issues	400	866
Settlements	0	0
Balance at end of period	2,659	2,445
Interest rate lock commitments
Fair value of assets
Balance at beginning of period	0	0
Included in earnings	0	0
Included in other comprehensive income	0	0
Purchases	0	0
Sales	0	0
Issues	286	0
Settlements	0	0
Balance at end of period	$ 286	$ 0